FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
CELANESE AMERICAS RETIREMENT SAVINGS PLAN
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
(Plan # 001)
CELANESE AMERICAS LLC EIN: 22-1862783 05MT
December 31, 2025

(A) Fund	(B) Identity of Issuer, Borrower, Lessor or Similar Party	(C) Description of Investment			(D) Cost	(E) Current Value
		Shares/Par	Rate of Interest	Maturity
	SHORT-TERM INVESTMENT FUNDS
	BGI MONEY MARKET FD FOR EBT	76,038,746.750			**	$76,038,670.71
*	STATE STREET BANK & TRUST CO	56,458.570	1.0%	12/31/2030	**	56,458.57
	TOTAL SHORT-TERM INVESTMENT FUNDS	76,095,205.320				$76,095,129.28

	CORPORATE STOCKS - COMMON
*	CELANESE CORP	237,525.000			**	$10,042,557.00
	TOTAL CORPORATE STOCKS - COMMON	237,525.000				$10,042,557.00

	COMMON/COLLECTIVE TRUSTS
	1-3 YEAR GOV/CREDIT BK IDX FUND F	2,624,861.104			**	$33,976,202.13
	BR EQUITY INDEX FUND F	2,335,351.460			**	341,402,549.79
	BR LIFEPATH IDX RTRMNT FUND F	2,976,272.789			**	89,264,075.86
	BR LIFEPATH IDX 2030 FUND F	2,497,905.843			**	91,839,255.18
	BR LIFEPATH IDX 2035 FUND F	2,543,335.317			**	96,140,618.32
	BR LIFEPATH IDX 2040 FUND F	1,580,364.584			**	70,293,352.40
	BR LIFEPATH IDX 2045 FUND F	2,137,352.940			**	94,195,708.89
	BR LIFEPATH IDX 2050 FUND F	2,094,523.897			**	79,214,893.78
	BR LIFEPATH IDX 2055 FUND F	1,113,406.198			**	55,585,022.99
	BR LIFEPATH IDX 2060 FUND F	1,076,068.704			**	31,325,974.08
	BR LIFEPATH IDX 2065 FUND F	173,477.464			**	3,618,583.77
	MSCI ACWI EXUS IMI INDEX	1,992,698.147			**	47,551,158.07
	FIAM CORE PLUS COMMINGLED POOL	942,957.116			**	23,036,442.34
	RUSSELL 2000 FUND F	631,367.239			**	53,190,606.37
	MID CAP EQUITY INDEX FUND F	45,666.209			**	7,984,593.71
	TOTAL COMMON/COLLECTIVE TRUSTS	24,765,609.011				$1,118,619,037.68

	LOANS TO PARTICIPANTS - OTHER
*	LOANS TO PARTICIPANTS	13,215,985.790	4.3% to 9.5%	Various maturity dates	—	$13,215,985.79
	TOTAL LOANS TO PARTICIPANTS - OTHER	13,215,985.790				$13,215,985.79
	TOTAL ASSETS HELD FOR INVESTMENT PURPOSES	114,314,325.121				$1,217,972,709.75
______________________________
*Party-in-interest as defined by ERISA.
**Cost information is not required for participant-directed investments and, therefore, is not included.